15. Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfInventoriesLineItems [Line Items]
Inventories	$ 1,259,799	$ 649,580
Supplies and spare-parts
SummaryOfInventoriesLineItems [Line Items]
Inventories	1,252,292	589,339
Advance to suppliers
SummaryOfInventoriesLineItems [Line Items]
Inventories	$ 7,507	$ 60,241